Quarterly Holdings Report
for
Fidelity® Disruptive Technology ETF
February 28, 2026
DRT-NPRT3-0426
1.9907236.102
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 4.6%
Information Technology - 4.6%
Electronic Equipment, Instruments & Components - 1.0%
Celestica Inc (a)	7,000	1,943,814
IT Services - 3.6%
Shopify Inc Class A (United States) (a)	53,527	6,462,315
TOTAL CANADA		8,406,129
CHINA - 1.3%
Consumer Discretionary - 1.3%
Broadline Retail - 1.3%
PDD Holdings Inc Class A ADR (a)	22,373	2,320,751
GERMANY - 1.9%
Information Technology - 1.9%
Software - 1.9%
SAP SE	17,049	3,444,006
ISRAEL - 1.4%
Consumer Discretionary - 1.4%
Broadline Retail - 1.4%
Global-e Online Ltd (a)	74,855	2,617,679
JAPAN - 3.7%
Information Technology - 3.7%
Semiconductors & Semiconductor Equipment - 3.7%
Advantest Corp	23,920	4,112,650
Disco Corp	5,356	2,589,428

TOTAL JAPAN		6,702,078
NETHERLANDS - 5.4%
Financials - 0.5%
Financial Services - 0.5%
Adyen NV (a)(b)(c)	836	982,681
Information Technology - 4.9%
Semiconductors & Semiconductor Equipment - 4.9%
BE Semiconductor Industries NV	28,511	6,380,620
NXP Semiconductors NV	10,602	2,406,760
TOTAL INFORMATION TECHNOLOGY		8,787,380
TOTAL NETHERLANDS		9,770,061
SINGAPORE - 1.5%
Consumer Discretionary - 1.5%
Broadline Retail - 1.5%
Sea Ltd Class A ADR (a)	24,980	2,709,081
TAIWAN - 10.3%
Information Technology - 10.3%
Semiconductors & Semiconductor Equipment - 10.3%
MediaTek Inc	82,601	5,122,073
Taiwan Semiconductor Manufacturing Co Ltd ADR	36,188	13,555,301

TOTAL TAIWAN		18,677,374
UNITED STATES - 69.6%
Communication Services - 9.6%
Interactive Media & Services - 8.4%
Alphabet Inc Class C	24,554	7,646,853
Meta Platforms Inc Class A	11,535	7,476,756
		15,123,609
Media - 1.2%
Magnite Inc (a)	164,197	2,236,363
TOTAL COMMUNICATION SERVICES		17,359,972
Consumer Discretionary - 5.2%
Broadline Retail - 4.3%
Amazon.com Inc (a)	37,363	7,846,230
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (a)	12,611	1,703,872
TOTAL CONSUMER DISCRETIONARY		9,550,102
Information Technology - 54.8%
Communications Equipment - 2.0%
Arista Networks Inc (a)	28,300	3,778,050
Electronic Equipment, Instruments & Components - 5.6%
Coherent Corp (a)	26,171	6,776,457
Corning Inc	22,100	3,323,398
		10,099,855
IT Services - 5.1%
Cloudflare Inc Class A (a)	21,387	3,682,628
IBM Corporation	9,282	2,229,629
Twilio Inc Class A (a)	27,628	3,341,883
		9,254,140
Semiconductors & Semiconductor Equipment - 17.6%
Broadcom Inc	4,450	1,421,998
Marvell Technology Inc	99,255	8,108,141
Micron Technology Inc	24,341	10,037,498
Monolithic Power Systems Inc	2,100	2,399,754
NVIDIA Corp	56,371	9,988,377
		31,955,768
Software - 20.2%
Crowdstrike Holdings Inc Class A (a)	4,273	1,589,471
Datadog Inc Class A (a)	24,866	2,783,997
Intuit Inc	3,823	1,563,722
Microsoft Corp	21,249	8,345,332
Oracle Corp	9,204	1,338,262
Palantir Technologies Inc Class A (a)	46,274	6,348,330
Palo Alto Networks Inc (a)	32,898	4,899,170
Salesforce Inc	7,742	1,508,064
Synopsys Inc (a)	11,412	4,724,568
Workday Inc Class A (a)	15,068	2,015,496
Zscaler Inc (a)	10,347	1,520,906
		36,637,318
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	9,607	2,537,977
Seagate Technology Holdings PLC	6,400	2,610,176
Western Digital Corp	10,000	2,797,000
		7,945,153
TOTAL INFORMATION TECHNOLOGY		99,670,284
TOTAL UNITED STATES		126,580,358
TOTAL COMMON STOCKS (Cost $128,980,670)		181,227,517

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $268,053)	3.70	267,999	268,053

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $129,248,723)	181,495,570
NET OTHER ASSETS (LIABILITIES) - 0.2%	280,464
NET ASSETS - 100.0%	181,776,034

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $982,681 or 0.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $982,681 or 0.5% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,252,612	4,305,729	7,290,286	10,554	(2)	-	268,053	267,999	0.0%
Fidelity Securities Lending Cash Central Fund	-	13,196,276	13,196,276	197	-	-	-	-	0.0%
Total	3,252,612	17,502,005	20,486,562	10,751	(2)	-	268,053

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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